Asset Impairment Charges and Reversals (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment of assets [Abstract]
Disclosure of the estimated the fair value less costs of disposal

Mid-Columbia annual average power prices	US$21.50 to US$34.81 per MWh
On-highway diesel fuel on coal shipments	US$2.08 to US$2.29 per gallon
Discount rates	7.9 to 9.0 per cent

The Corporation estimated the fair value less costs of disposal of the CGU, a Level III fair value measurement, utilizing the Corporation’s long-range forecast and the following key assumptions:

Mid-Columbia annual average power prices	US$22.00 to US$46.00 per MWh
On-highway diesel fuel on coal shipments	US$1.69 to US$2.09 per gallon
Discount rates	5.4 to 5.7 per cent

The Corporation estimated the fair value less costs of disposal of the CGU, a Level III fair value measurement, utilizing the Corporation’s long-range forecast and the following key assumptions:

Mid-Columbia annual average power prices	US$24.00 to US$50.00 per MWh
On-highway diesel fuel on coal shipments	US$2.44 to US$2.90 per gallon
Discount rates	5.2 to 6.2 per cent